Schedule of lease term and discount rate (Details)	Jun. 30, 2026	Dec. 31, 2025
Leases
Weighted-average remaining term of operating lease	2 years 6 months 18 days	3 years 14 days
Weighted-average discount rate of operating lease	6.85%	6.85%